TIAA-CREF Funds	Supplement

TIAA-CREF U.S. Equity Funds

TIAA-CREF Growth & Income Fund

SUPPLEMENT NO. 3

dated November 8, 2022, to the Statutory Prospectus dated March 1, 2022

Effective November 8, 2022, Susan Kempler is no longer a portfolio manager of the TIAA-CREF Growth & Income Fund (the “Fund”). Therefore, all references to Ms. Kempler are hereby removed from the Fund’s portfolio management team disclosure in the Statutory Prospectus.

Effective November 8, 2022, Valerie Grant and Evan Staples have been added to the portfolio management team of the Fund. Accordingly, the following hereby replaces in its entirety the header and the first sentence as well as the entry for the Fund in the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 11 of the Statutory Prospectus:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Valerie Grant, CFA	Evan Staples, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2022	since 2022

Effective immediately, as a result of the portfolio management team changes described above, the following hereby replaces in its entirety the entry for the Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 103 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
GROWTH & INCOME FUND
Valerie Grant, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2022 to Present (portfolio management of large-cap core portfolios); AllianceBernstein–2006 to 2022 (portfolio management and equity research for large-cap core portfolios)	2022	2006	2022

Evan Staples, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2010 to Present (portfolio management of core and value-focused portfolios)	2010	2005	2022

A41344 (11/22)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

Lifecycle Funds

SUPPLEMENT NO. 1

dated November 8, 2022, to the Statutory Prospectus dated October 1, 2022

Effective November 8, 2022, Hans Erickson is no longer a portfolio manager of the TIAA-CREF Lifecycle Funds (the “Funds”). Therefore, all references to Mr. Erickson are hereby removed from the Funds’ portfolio management team disclosure in the Statutory Prospectus. John Cunniff and Steve Sedmak will continue to serve as members of the Funds’ portfolio management team.

A41340 (11/22)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

Lifecycle Index Funds

SUPPLEMENT NO. 1

dated November 8, 2022, to the Statutory Prospectus dated October 1, 2022

Effective November 8, 2022, Hans Erickson is no longer a portfolio manager of the TIAA-CREF Lifecycle Index Funds (the “Funds”). Therefore, all references to Mr. Erickson are hereby removed from the Funds’ portfolio management team disclosure in the Statutory Prospectus. John Cunniff and Steve Sedmak will continue to serve as members of the Funds’ portfolio management team.

A41341 (11/22)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

Lifestyle Funds

SUPPLEMENT NO. 1

dated November 8, 2022, to the Statutory Prospectus dated October 1, 2022

Effective November 8, 2022, Hans Erickson is no longer a portfolio manager of the TIAA-CREF Lifestyle Funds (the “Funds”). Therefore, all references to Mr. Erickson are hereby removed from the Funds’ portfolio management team disclosure in the Statutory Prospectus. John Cunniff and Steve Sedmak will continue to serve as members of the Funds’ portfolio management team.

A41341 (11/22)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

Managed Allocation Fund

SUPPLEMENT NO. 1

dated November 8, 2022, to the Statutory Prospectus dated October 1, 2022

Effective November 8, 2022, Hans Erickson is no longer a portfolio manager of the TIAA-CREF Managed Allocation Fund (the “Fund”). Therefore, all references to Mr. Erickson are hereby removed from the Fund’s portfolio management team disclosure in the Statutory Prospectus. John Cunniff and Steve Sedmak will continue to serve as members of the Fund’s portfolio management team.

A41343 (11/22)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 2

dated November 8, 2022, to the Statement of Additional Information (“SAI”) dated March 1, 2022 and August 1, 2022, as supplemented through August 1, 2022

Effective November 8, 2022, Susan Kempler is no longer a portfolio manager of the TIAA-CREF Growth & Income Fund (the “Fund”). Therefore, all references to Ms. Kempler are hereby removed from the Fund’s portfolio management team disclosure in the SAI.

Effective November 8, 2022, Valerie Grant and Evan Staples have been added to the portfolio management team of the Fund. Accordingly, the following hereby replaces in its entirety the entry for the Fund in the first chart appearing under the sub-section entitled “Additional information regarding portfolio managers” in the section entitled “Information about the Funds’ portfolio management” beginning on page 92 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Growth & Income Fund
Valerie Grant**	1	0	0	$145	$0	$ 0	$0
Evan Staples**	4	0	5	$4,832	$0	$141	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of September 30, 2022.

A41345 (11/22)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds: Funds-of-Funds

Lifecycle Funds

Lifecycle Index Funds

Lifestyle Funds

Managed Allocation Fund

SUPPLEMENT NO. 1

dated November 8, 2022, to the Statement of Additional Information (“SAI”) dated October 1, 2022

Effective November 8, 2022, Hans Erickson is no longer a portfolio manager of the TIAA-CREF Lifecycle Funds, the TIAA-CREF Lifecycle Index Funds, the TIAA-CREF Lifestyle Funds or the TIAA-CREF Managed Allocation Fund (the “Funds”). Therefore, all references to Mr. Erickson are hereby removed from the Funds’ portfolio management team disclosure in the SAI. John Cunniff and Steve Sedmak will continue to serve as portfolio managers of the Funds.

Effective November 8, 2022, the following hereby replaces in its entirety the entry for John Cunniff in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” in the section entitled “Information about the Funds’ portfolio management” on page 73 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Funds†
John Cunniff	2	26	0	$97,410*	$2,392	$0	Lifecycle 2030: Over $1,000,000 Lifecycle Index 2030: Over $1,000,000 Lifestyle Conservative: $10,001–50,000 Managed Allocation: $10,001–50,000

†	Includes notional amounts awarded in connection with long-term compensation awards described above.
*	Not including (as applicable) all Lifestyle, Lifecycle and Lifecycle Index Funds and the Managed Allocation Fund.

A41346 (11/22)